Income Taxes - Schedule of Components of Future Income Taxes (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Income Tax Disclosure [Abstract]
Non-capital losses	1,151,835	1,129,251
Mineral property costs	488,493	520,533
Property and equipment	3,099	2,866
Marketable securities and other	15,727	18,224
Total future income tax assets	1,659,154	1,670,874
Valuation allowance	(1,659,154)	(1,670,874)
Net future income tax assets